Expense Example	Oct. 14, 2026 USD ($)
Longview Advantage US Equity ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	102
Longview Advantage Expected Return ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	17
Expense Example, with Redemption, 3 Years	$ 94